                             LIQUID ASSET PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1999

                                                                    NMAAR0740200

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   TED GIULIANO & JOSEPHINE MAHANEY, PORTFOLIO CO-MANAGERS
   The Portfolio's current and effective (compounded) yields as of December 31, 1999 were 4.77% and 4.88%, respectively.(1)
   Overall, 1999 was a good one for money market securities. Longer-term interest rates rose throughout the year amid stronger-than-expected economic growth in both the United States and overseas. In response, the Federal Reserve Board implemented three interest rate hikes between June and November in an attempt to forestall a re-acceleration of inflation. These developments caused money market yields to rise.
   The money markets were also affected by Y2K-related concerns, especially during the second half of the year. Because of the uncertainty of the effects of the date change on the financial markets, many securities dealers became reluctant to hold inventories in December. To help maintain the market's liquidity, the Federal Reserve Board became a heavy buyer of several types of securities, including commercial paper, U.S. Treasury bills and agency issues, injecting reserves into the system to keep short-term yields stable until January.
   In this investment environment, the portfolio co-managers maintained a relative defensive posture with an emphasis on maintaining a very high-quality and liquid portfolio, right up until the last hour of trading on December 31, 1999. Accordingly, Giuliano and Mahaney generally maintained the portfolio's shorter-than-average maturity in order to keep funds available for higher-yielding securities as opportunities arose. The portfolio co-managers generally maintained their emphasis on corporate commercial paper (49.5% of net assets as of December 31, 1999) and U.S. government agency securities (33.2% of net assets). Other instruments in the portfolio included certificates of deposit (3.8% of net assets), and variable-rate securities (10.4% of net assets). In contrast, the portfolio did not hold any U.S. Treasury bills due to their low yields relative to other types of money market instruments.
   Looking forward, the portfolio co-managers remain optimistic about the short-term fixed-income markets. U.S. economic growth appears to have gained momentum, suggesting that the Federal Reserve Board may implement additional interest rate hikes in 2000. These developments have the potential to benefit the fund. Accordingly, the managers expect to maintain a relatively short average maturity as the next Fed meeting approaches. In the meantime, they believe that money market securities remain a very attractive alternative for investors with idle cash that is earmarked for capital preservation or is awaiting reinvestment in longer-term markets.

(1)4.27%, 4.64%, and 4.54% were the average annual total returns for the 1-, 5-year and since inception periods ended December 31, 1999. Neuberger Berman Management Inc. ("NBMI") has agreed to absorb certain operating expenses of the AMT Portfolio. Absent this arrangement, which is subject to change, the total return would have been less. Total return includes reinvestment of all dividends and capital gains distributions. Performance data quoted represents past performance and the investment return principal value of an investment will fluctuate so that the shares when redeemed may be worth more or less than their original cost. The performance information does not reflect fees and expenses of the insurance companies.

   An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   The composition, industries and holdings of the Portfolio are subject to change.

   The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

   Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                    December 31,
                                                        1999
                                                    -------------
ASSETS
      Investment in Series, at value (Note A)       $ 25,957,183
      Receivable for Trust shares sold                     3,923
                                                    -------------
                                                      25,961,106
                                                    -------------
LIABILITIES
      Payable for Trust shares redeemed                   85,404
      Dividends payable                                   67,877
      Accrued expenses                                    13,731
      Payable to administrator -- net (Note B)             5,347
                                                    -------------
                                                         172,359
                                                    -------------
NET ASSETS at value                                 $ 25,788,747
                                                    -------------

NET ASSETS consist of:
      Par value                                     $     25,790
      Paid-in capital in excess of par value          25,764,527
      Accumulated net realized losses on
       investment                                         (1,570)
                                                    -------------
NET ASSETS at value                                 $ 25,788,747
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                    25,790,317
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                       For the
                                                         Year
                                                        Ended
                                                     December 31,
                                                         1999
                                                     ------------
INVESTMENT INCOME
    Investment income from Series (Note A)            $  807,410
                                                     ------------
    Expenses:
      Administration fee (Note B)                         61,921
      Shareholder reports                                 14,161
      Custodian fees                                      10,000
      Legal fees                                           1,008
      Trustees' fees and expenses                            776
      Auditing fees                                          398
      Registration and filing fees                           175
      Miscellaneous                                          784
      Expenses from Series (Notes A & B)                  79,779
                                                     ------------
        Total expenses                                   169,002
      Expenses reimbursed by administrator and
       reduced by custodian fee expense offset
       arrangement (Note B)                              (13,519)
                                                     ------------
        Total net expenses                               155,483
                                                     ------------
        Net investment income                            651,927
                                                     ------------
REALIZED LOSS ON INVESTMENTS FROM SERIES (NOTE A)
    Net realized loss on investment securities               (46)
                                                     ------------
        Net increase in net assets resulting from
        operations                                    $  651,881
                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                  Year Ended
                                                 December 31,
                                              1999          1998
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   651,927   $   678,204
    Net realized loss on investments
     from Series (Note A)                         (46)           (9)
                                          --------------------------
    Net increase in net assets resulting
     from operations                          651,881       678,195
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                    (651,927)     (678,204)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold              18,043,401     8,196,907
    Proceeds from reinvestment of
     dividends                                639,312       678,234
    Payments for shares redeemed           (7,723,441)   (7,486,052)
                                          --------------------------
    Net increase from Trust share
     transactions                          10,959,272     1,389,089
                                          --------------------------
NET INCREASE IN NET ASSETS                 10,959,226     1,389,080
NET ASSETS:
    Beginning of year                      14,829,521    13,440,441
                                          --------------------------
    End of year                           $25,788,747   $14,829,521
                                          --------------------------

NUMBER OF TRUST SHARES:
    Sold                                   18,043,401     8,196,907
    Issued on reinvestment of dividends       639,312       678,234
    Redeemed                               (7,723,441)   (7,486,052)
                                          --------------------------
    Net increase in shares outstanding     10,959,272     1,389,089
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Liquid Asset Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Liquid Asset Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
      It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid and reinvested monthly. Distributions from net realized capital gains, if any, are normally distributed in February. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($1,012, $496, $16, and $46, expiring in 2002, 2005, 2006, and 2007, respectively, determined as of December 31, 1999), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences

Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
6) OTHER: All net investment income and realized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust. Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended December 31, 1999, such excess expenses amounted to $13,038.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $481.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1999, additions and reductions in the Fund's investment in its Series amounted to $17,354,580 and $7,146,645, respectively.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio(1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.

                                                         Year Ended December 31,
                                              1999      1998      1997      1996       1995
                                             ------------------------------------------------
Net Asset Value, Beginning of Year           $.9999    $.9999    $.9999    $1.0000    $ .9997
                                             ------------------------------------------------
Income From Investment Operations
    Net Investment Income                     .0419     .0456     .0461      .0443      .0493
    Net Gains or Losses on Securities            --        --        --     (.0001)(2)   .0003
                                             ------------------------------------------------
      Total From Investment Operations        .0419     .0456     .0461      .0442      .0496
                                             ------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                 (.0419)   (.0456)   (.0461)    (.0443)    (.0493)
                                             ------------------------------------------------
Net Asset Value, End of Year                 $.9999    $.9999    $.9999    $ .9999    $1.0000
                                             ------------------------------------------------
Total Return(3)                               +4.27%    +4.66%    +4.71%     +4.52%     +5.04%
                                             ------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                               $ 25.8    $ 14.8    $ 13.4    $  13.5    $  31.9
                                             ------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                             1.01%     1.01%     1.01%      1.01%      1.02%
                                             ------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(5)                                 1.00%     1.00%     1.00%      1.00%      1.01%
                                             ------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                        4.21%     4.56%     4.61%      4.44%      4.90%
                                             ------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust                     December 31, 1999
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Fund shares.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                          Year Ended December 31,
                                                 1999     1998     1997     1996     1995
------------------------------------------------------------------------------------------
Net Expenses                                     1.09%    1.14%    1.12%    1.21%    1.25%

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Liquid Asset Portfolio

   We have audited the accompanying statement of assets and liabilities of Liquid Asset Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Asset Portfolio of Neuberger Berman Advisers Management Trust at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 28, 2000

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

      Principal                                                  Rating(1)
       Amount                                              Moody's          S&P        Value(2)
---------------------                                    ------------    ---------    -----------

                       U.S. GOVERNMENT AGENCY
                       SECURITIES (33.2%)
     $  850,000        Federal Home Loan Bank,
                       Discount Notes, 5.00%,
                       due 1/19/00                           AGY            AGY       $   847,875
      3,000,000        Fannie Mae, Discount Notes,
                       4.75% & 5.18%, due 1/20/00 &
                       1/21/00                               AGY            AGY         2,992,294
      4,285,000        Freddie Mac, Discount Notes,
                       4.60%-5.21%,
                       due 1/11/00-1/27/00                   AGY            AGY         4,277,195
        500,000        Federal Home Loan Bank, Bonds,
                       4.97%, due 2/16/00                    AGY            AGY           500,000
                                                                                      -----------
                       TOTAL U.S. GOVERNMENT AGENCY
                       SECURITIES                                                       8,617,364
                                                                                      -----------
                       ASSET-BACKED COMMERCIAL PAPER
                       (1.9%)
        500,000        Asset Securitization
                       Cooperative Corp., Floating
                       Rate Notes,
                       6.09875%, due 3/28/00                 P-1           A-1+           500,000
                                                                                      -----------
                       CORPORATE COMMERCIAL PAPER
                       (49.5%)
      1,000,000        Snap-On Inc., 4.00%,
                       due 1/4/00                            P-1            A-1           999,667
      1,200,000        John Hancock Capital Corp.,
                       4.50%, due 1/6/00                     P-1           A-1+         1,199,250
        600,000        Pitney Bowes Credit Corp.,
                       6.40%, due 1/6/00                     P-1           A-1+           599,467
        600,000        Goldman Sachs Group, L.P.,
                       6.46%, due 1/10/00                    P-1           A-1+           599,031
        500,000        Fluor Corp., 6.58%,
                       due 1/11/00                           P-1            A-1           499,086
        700,000        Northern Illinois Gas Co.,
                       5.80%, due 1/18/00                    P-1           A-1+           698,083
        625,000        Campbell Soup Co., 6.25%,
                       due 1/24/00                           P-1           A-1+           622,504
        500,000        BellSouth Capital Funding
                       Corp., 6.20%, due 1/25/00             P-1           A-1+           497,933
        635,000        R. R. Donnelley & Sons Co.,
                       5.82%, due 1/31/00                    P-1            A-1           631,920
        375,000        Merrill Lynch & Co., Inc.,
                       5.84%, due 2/1/00                     P-1           A-1+           373,114
        690,000        Prudential Funding Corp.,
                       5.78%, due 2/1/00                     P-1            A-1           686,566
        750,000        General Motors Acceptance
                       Corp., 5.85%, due 2/9/00              P-1            A-1           745,247
        400,000        General Electric Capital
                       Corp., 5.84%, due 2/14/00             P-1           A-1+           397,145
        400,000        Grainger (W.W.) Inc., 5.85%,
                       due 2/14/00                           P-1           A-1+           397,140
        425,000        British Telecommunications
                       PLC, 5.81%, due 2/18/00               P-1           A-1+           421,708
        845,000        Morgan Stanley Dean Witter,
                       5.98%, due 2/25/00                    P-1            A-1           837,280
        500,000        Vulcan Materials Co., 5.85%,
                       due 2/29/00                           P-1            A-1           495,206
        679,000        Motorola, Inc., 5.77%,
                       due 3/10/00                           P-1            A-1           671,491
        500,000        DaimlerChrysler Holding Corp.,
                       5.90%, due 4/5/00                     P-1            A-1           492,215
        700,000        Province of British Colombia,
                       Canada, 5.80%, due 4/26/00            P-1           A-1+           686,918
        300,000        Abbey National North America
                       Corp., 5.63%, due 5/12/00             P-1           A-1+           293,807
                                                                                      -----------
                       TOTAL CORPORATE COMMERCIAL
                       PAPER                                                           12,844,778
                                                                                      -----------

Advisers Managers Trust                                        December 31, 1999

--------------------------------------------------------------------------------

          AMT Liquid Asset Investments

      Principal                                                  Rating(1)
       Amount                                              Moody's          S&P        Value(2)
---------------------                                    ------------    ---------    -----------

                       TAXABLE REVENUE BONDS (1.2%)
     $  300,000        Florida Housing Finance Corp.,
                       Revenue Bonds, Ser. 1999 A,
                       6.00%, due 3/2/00                    MIG 1          A-1+       $   300,000
                                                                                      -----------
                       CERTIFICATES OF DEPOSIT (3.8%)
        500,000        Bank of Montreal, Yankee C.D.,
                       5.12%, due 4/10/00                    P-1           A-1+           499,960
        500,000        Bayerische Hypo-und
                       Vereinsbank AG, Yankee C.D.,
                       5.345%, due 5/24/00                   P-1           A-1+           499,915
                                                                                      -----------
                       TOTAL CERTIFICATES OF DEPOSIT                                      999,875
                                                                                      -----------
                       CORPORATE DEBT SECURITIES
                       (2.7%)
        190,000        Citicorp, Floating Rate Note,
                       5.4925%, due 2/15/00                  P-1           A-1+           189,970
        500,000        American Express Centurion
                       Bank, Variable Rate Notes,
                       5.07%, due 5/8/00                     P-1            A-1           500,000
                                                                                      -----------
                       TOTAL CORPORATE DEBT
                       SECURITIES                                                         689,970
                                                                                      -----------
                       REPURCHASE AGREEMENTS (2.9%)
        749,000        State Street Bank and Trust
                       Co. Repurchase Agreement,
                       3.50%, due 1/3/00, dated
                       12/31/99, Maturity Value
                       $749,218, Collateralized by
                       $775,000 Fannie Mae, Discount
                       Notes, 5.00%, due 1/15/04
                       (Collateral Value $773,063)                                        749,000
                                                                                      -----------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES (4.6%)
      1,200,000        Madison Co. (IL) Env. Imp.
                       Rev. (Shell Wood River
                       Refining Co. Proj.),
                       Ser. 1997 A, 5.35%, VRDN
                       due 3/1/33                          VMIG 1          A-1+         1,200,000
                                                                                      -----------
                       TOTAL INVESTMENTS (99.8%)                                       25,900,987
                       Cash, receivables and other
                       assets, less liabilities
                       (0.2%)                                                              56,197
                                                                                      -----------
                       TOTAL NET ASSETS (100.0%)                                      $25,957,184
                                                                                      -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments
1) Credit ratings are unaudited.
2) Investment securities of the Series are valued at amortized cost, which approximates U.S. Federal income tax cost.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                    December 31,
                                                        1999
                                                    -------------
ASSETS
      Investments in securities, at value*
       (Note A) -- see Schedule of Investments      $ 25,900,987
      Cash                                                   460
      Interest receivable                                 63,619
      Deferred organization costs (Note A)                 1,480
      Prepaid expenses and other assets                      222
                                                    -------------
                                                      25,966,768
                                                    -------------
LIABILITIES
      Accrued expenses                                     6,061
      Payable to investment manager (Note B)               3,523
                                                    -------------
                                                           9,584
                                                    -------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $ 25,957,184
                                                    -------------

NET ASSETS consist of:
      Paid-in capital                               $ 25,957,184
                                                    -------------
NET ASSETS                                          $ 25,957,184
                                                    -------------
*Cost of investments                                $ 25,900,987
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                       For the
                                                         Year
                                                        Ended
                                                     December 31,
                                                         1999
                                                     ------------
INVESTMENT INCOME
    Interest income                                   $  807,410
                                                     ------------
    Expenses:
      Investment management fee (Note B)                  38,810
      Custodian fees (Note B)                             23,361
      Accounting fees                                     10,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                  4,464
      Auditing fees                                        1,376
      Trustees' fees and expenses                            800
      Legal fees                                             662
      Insurance expense                                      162
      Miscellaneous                                          144
                                                     ------------
        Total expenses                                    79,779
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                          (481)
                                                     ------------
        Total net expenses                                79,298
                                                     ------------
        Net investment income                            728,112
                                                     ------------
REALIZED LOSS ON INVESTMENTS
    Net realized loss on investment securities
     sold                                                    (46)
                                                     ------------
        Net increase in net assets resulting from
        operations                                    $  728,066
                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                           Year Ended December 31,
                                              1999          1998
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   728,112   $   745,584
    Net realized loss on investments              (46)           (9)
                                          --------------------------
    Net increase in net assets resulting
     from operations                          728,066       745,575
                                          --------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                              17,354,580     7,186,759
    Reductions                             (7,146,645)   (6,783,897)
                                          --------------------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                  10,207,935       402,862
                                          --------------------------
NET INCREASE IN NET ASSETS                 10,936,001     1,148,437
NET ASSETS:
    Beginning of year                      15,021,183    13,872,746
                                          --------------------------
    End of year                           $25,957,184   $15,021,183
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Liquid Asset Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) ORGANIZATION EXPENSES: Organization expenses incurred by the Series are being amortized on a straight-line basis over a five-year period. At December 31, 1999, the unamortized balance of such expenses amounted to $1,480.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
7) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.25% of the first $500 million of the Series' average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company.

Advisers Managers Trust                                        December 31, 1999
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments
Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $481.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                                                            Period from
                                                                                         May 1, 1995 (1) to
                                                     Year Ended December 31,                December 31,
                                              1999       1998       1997       1996             1995
                                             --------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                            .51%       .55%       .55%       .54%            .56%(3)
                                             --------------------------------------------------------------
    Net Expenses                                 .51%       .55%       .55%       .54%            .55%(3)
                                             --------------------------------------------------------------
    Net Investment Income                       4.69%      5.00%      5.05%      4.88%           5.31%(3)
                                             --------------------------------------------------------------
Net Assets, End of Year (in millions)          $26.0      $15.0      $13.9      $13.6           $32.2
                                             --------------------------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Liquid Asset Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Liquid Asset Investments, one of the series constituting the Advisers Managers Trust (the "Trust"), as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Liquid Asset Investments of Advisers Managers Trust at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 28, 2000